UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-08673

Dreyfus Investment Portfolios
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	09/30/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Core Value Portfolio
September 30, 2017 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.9%
Automobiles & Components - 1.1%
Goodyear Tire & Rubber	6,110		203,158
Banks - 14.7%
Bank of America	18,965		480,573
BB&T	3,907		183,395
Citigroup	9,620		699,759
JPMorgan Chase & Co.	9,593		916,227
PNC Financial Services Group	2,248		302,963
SunTrust Banks	3,359		200,767
			2,783,684
Capital Goods - 9.0%
General Dynamics	922		189,545
Honeywell International	1,875		265,763
L3 Technologies	1,254		236,291
Quanta Services	5,571	[a]	208,188
Raytheon	2,047		381,929
United Technologies	3,546		411,620
			1,693,336
Consumer Services - .5%
Las Vegas Sands	1,509		96,817
Diversified Financials - 11.7%
American Express	2,700		244,242
Ameriprise Financial	974		144,649
Berkshire Hathaway, Cl. B	4,957	[a]	908,717
Goldman Sachs Group	1,094		259,486
Raymond James Financial	1,695		142,939
Synchrony Financial	7,759		240,917
Voya Financial	6,752		269,337
			2,210,287
Energy - 10.9%
Anadarko Petroleum	3,872		189,147
EOG Resources	4,786		462,998
Halliburton	4,407		202,854
Hess	6,896		323,353
Occidental Petroleum	7,983		512,588

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.9% (continued)
Energy - 10.9% (continued)
Phillips 66	4,132		378,533
			2,069,473
Food, Beverage & Tobacco - 6.7%
Coca-Cola	4,477		201,510
Coca-Cola European Partners	3,737		155,534
Conagra Brands	5,599		188,910
Kellogg	3,231	[b]	201,518
Kraft Heinz	2,137		165,724
Molson Coors Brewing, Cl. B	2,086		170,301
Mondelez International, Cl. A	4,437		180,408
			1,263,905
Health Care Equipment & Services - 5.6%
Abbott Laboratories	4,909		261,944
Aetna	1,847		293,692
AmerisourceBergen	1,109		91,770
Boston Scientific	3,303	[a]	96,349
Humana	535		130,342
UnitedHealth Group	979		191,737
			1,065,834
Insurance - 5.5%
Allstate	1,963		180,419
American International Group	2,902		178,154
Athene Holding, Cl. A	4,080		219,667
Hartford Financial Services Group	2,725		151,047
Prudential Financial	2,934		311,943
			1,041,230
Materials - 8.1%
Alcoa	1,433	[a]	66,806
CF Industries Holdings	7,646		268,833
DowDuPont	4,575		316,727
Freeport-McMoRan	4,315	[a]	60,583
Martin Marietta Materials	649		133,843
Newmont Mining	6,944		260,469
Packaging Corporation of America	2,434		279,131
Vulcan Materials	1,221		146,032
			1,532,424
Media - 2.1%
Comcast, Cl. A	6,645		255,700

Description	Shares		Value ($)
Common Stocks - 99.9% (continued)
Media - 2.1% (continued)
Omnicom Group	1,784		132,141
			387,841
Pharmaceuticals, Biotechnology & Life Sciences - 5.8%
Biogen	287	[a]	89,865
Bristol-Myers Squibb	1,604		102,239
Gilead Sciences	1,719		139,273
Johnson & Johnson	3,191		414,862
Merck & Co.	5,409		346,338
			1,092,577
Real Estate - .4%
Uniti Group	5,619	[b,c]	82,375
Semiconductors & Semiconductor Equipment - 1.3%
Texas Instruments	2,814		252,247
Software & Services - 4.2%
Alphabet, Cl. A	147	[a]	143,137
Citrix Systems	1,114	[a]	85,578
eBay	2,468	[a]	94,919
Oracle	7,694		372,005
Teradata	2,803	[a]	94,713
			790,352
Technology Hardware & Equipment - 6.5%
Apple	1,644		253,373
Cisco Systems	16,858		566,935
Corning	6,337		189,603
Harris	1,590		209,371
			1,219,282
Telecommunication Services - 3.9%
AT&T	15,327		600,359
Verizon Communications	2,851		141,096
			741,455
Transportation - .7%
Delta Air Lines	2,844		137,138
Utilities - 1.2%
FirstEnergy	7,238		223,148
Total Common Stocks (cost $14,746,031)			18,886,563

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description
Other Investment - .4%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $69,303)	69,303 [d]	69,303
Description	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned - .4%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $83,430)	83,430 [d]	83,430
Total Investments (cost $14,898,764)	100.7%	19,039,296
Liabilities, Less Cash and Receivables	(.7%)	(127,348)
Net Assets	100.0%	18,911,948

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At September 30, 2017, the value of the fund’s securities on loan was $280,998 and the value of the collateral held by the fund was $288,568, consisting of cash collateral of $83,430 and U.S. Government & Agency securities valued at $205,138.

[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Banks	14.7
Diversified Financials	11.7
Energy	10.9
Capital Goods	9.0
Materials	8.1
Food, Beverage & Tobacco	6.7
Technology Hardware & Equipment	6.5
Pharmaceuticals, Biotechnology & Life Sciences	5.8
Health Care Equipment & Services	5.6
Insurance	5.5
Software & Services	4.2
Telecommunication Services	3.9
Media	2.1
Semiconductors & Semiconductor Equipment	1.3
Utilities	1.2
Automobiles & Components	1.1
Money Market Investments	.8
Transportation	.7
Consumer Services	.5
Real Estate	.4
100.7

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Core Value Portfolio
September 30, 2017 (Unaudited)

The following is a summary of the inputs used as of September 30, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	18,886,563	-	-	18,886,563
Registered Investment
Companies	152,733	-	-	152,733

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2017, accumulated net unrealized appreciation on investments was $4,140,532, consisting of $4,280,619 gross unrealized appreciation and $140,087 gross unrealized depreciation.

At September 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, MidCap Stock Portfolio
September 30, 2017 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.4%
Automobiles & Components - .5%
Visteon	7,700	[a]	953,029
Banks - 6.7%
Cathay General Bancorp	69,395		2,789,679
Comerica	15,100		1,151,526
Commerce Bancshares	5,187		299,653
East West Bancorp	15,465		924,498
First Horizon National	156,960	[b]	3,005,784
Synovus Financial	71,190		3,279,011
UMB Financial	2,600		193,674
Washington Federal	13,300		447,545
			12,091,370
Capital Goods - 13.3%
Curtiss-Wright	30,100		3,146,654
Donaldson	71,200		3,270,928
GATX	24,085	[b]	1,482,673
Huntington Ingalls Industries	2,765		626,106
KLX	33,500	[a]	1,773,155
Lennox International	18,875		3,378,059
Oshkosh	39,900		3,293,346
Owens Corning	20,090		1,553,962
Spirit AeroSystems Holdings, Cl. A	30,255		2,351,419
Toro	49,000		3,040,940
			23,917,242
Commercial & Professional Services - 1.2%
MSA Safety	26,500		2,107,015
Consumer Durables & Apparel - 6.5%
Brunswick	36,720		2,055,218
Deckers Outdoor	20,700	[a]	1,416,087
KB Home	92,980	[b]	2,242,678
NVR	1,030	[a]	2,940,650
Toll Brothers	72,200	[b]	2,994,134
			11,648,767
Consumer Services - 1.7%
Darden Restaurants	12,665		997,749

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Consumer Services - 1.7% (continued)
Royal Caribbean Cruises	18,200		2,157,428
			3,155,177
Diversified Financials - 3.9%
Discover Financial Services	28,400		1,831,232
Eaton Vance	66,400		3,278,168
SEI Investments	31,800		1,941,708
			7,051,108
Energy - 1.6%
Cimarex Energy	8,300		943,461
CONSOL Energy	48,400	[a]	819,896
HollyFrontier	28,600	[b]	1,028,742
World Fuel Services	4,850		164,464
			2,956,563
Food, Beverage & Tobacco - 3.1%
Campbell Soup	5,800		271,556
Conagra Brands	70,300		2,371,922
Ingredion	24,950		3,009,968
			5,653,446
Health Care Equipment & Services - 4.8%
Halyard Health	41,200	[a]	1,855,236
Masimo	31,000	[a]	2,683,360
Varian Medical Systems	7,200	[a]	720,432
WellCare Health Plans	20,100	[a]	3,451,974
			8,711,002
Household & Personal Products - .7%
Church & Dwight	24,400		1,182,180
Insurance - 6.2%
CNO Financial Group	128,560		3,000,590
Everest Re Group	3,770		861,030
Old Republic International	124,260		2,446,679
Primerica	36,945	[b]	3,012,865
Reinsurance Group of America	12,945		1,806,216
			11,127,380
Materials - 7.2%
Chemours	28,600		1,447,446
Eagle Materials	5,500		586,850
FMC	2,000		178,620
Greif, Cl. A	19,700	[b]	1,153,238
Huntsman	13,700		375,654

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Materials - 7.2% (continued)
Louisiana-Pacific	105,400	[a]	2,854,232
Owens-Illinois	123,800	[a]	3,114,808
Reliance Steel & Aluminum	10,820		824,159
Sensient Technologies	11,600		892,272
Worthington Industries	34,545		1,589,070
			13,016,349
Media - 2.0%
John Wiley & Sons, Cl. A	22,700	[b]	1,214,450
Meredith	42,000	[b]	2,331,000
			3,545,450
Pharmaceuticals, Biotechnology & Life Sciences - 5.7%
Agilent Technologies	12,150		780,030
Catalent	44,500	[a]	1,776,440
Charles River Laboratories International	25,820	[a]	2,789,076
INC Research Holdings, Cl. A	10,700	[a]	559,610
Mettler-Toledo International	3,670	[a]	2,298,007
United Therapeutics	15,875	[a]	1,860,391
Waters	1,340	[a]	240,557
			10,304,111
Real Estate - 7.3%
CoreCivic	7,100	[c]	190,067
First Industrial Realty Trust	92,500	[c]	2,783,325
Hospitality Properties Trust	17,635	[c]	502,421
Kilroy Realty	20,355	[c]	1,447,648
Lamar Advertising, Cl. A	45,095	[b,c]	3,090,360
LaSalle Hotel Properties	22,400	[c]	650,048
Potlatch	25,700	[c]	1,310,700
Tanger Factory Outlet Centers	65,700	[b,c]	1,604,394
Urban Edge Properties	29,500	[c]	711,540
Weingarten Realty Investors	27,270	[c]	865,550
			13,156,053
Retailing - 3.7%
Best Buy	18,200		1,036,672
Big Lots	52,040	[b]	2,787,783
Burlington Stores	18,500	[a]	1,766,010
Dick's Sporting Goods	20,200	[b]	545,602
Office Depot	102,700		466,258
			6,602,325

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Semiconductors & Semiconductor Equipment - 3.0%
Cirrus Logic	44,600	[a]	2,378,072
Lam Research	1,400		259,056
Microsemi	5,400	[a]	277,992
ON Semiconductor	65,800	[a]	1,215,326
Skyworks Solutions	12,300		1,253,370
			5,383,816
Software & Services - 9.8%
Acxiom	31,250	[a]	770,000
CDK Global	31,400		1,981,026
Citrix Systems	3,525	[a]	270,791
Convergys	90,365	[b]	2,339,550
DST Systems	48,400		2,656,192
Fair Isaac	16,900		2,374,450
Manhattan Associates	59,150	[a,b]	2,458,865
MAXIMUS	48,100		3,102,450
Science Applications International	21,000	[b]	1,403,850
VeriSign	3,380	[a,b]	359,598
			17,716,772
Technology Hardware & Equipment - 7.3%
Belden	15,880		1,278,816
F5 Networks	7,400	[a]	892,144
Juniper Networks	82,300		2,290,409
NCR	74,935	[a]	2,811,561
Tech Data	9,600	[a]	852,960
Vishay Intertechnology	148,100	[b]	2,784,280
Western Digital	22,400		1,935,360
Zebra Technologies, Cl. A	2,900	[a]	314,882
			13,160,412
Utilities - 3.2%
MDU Resources Group	113,300		2,940,135
PNM Resources	8,200	[b]	330,460
Westar Energy	52,390		2,598,544
			5,869,139
Total Common Stocks (cost $152,898,377)			179,308,706

Description	Shares	Value ($)
Other Investment - .3%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $507,212)	507,212 [d]	507,212
Description
Investment of Cash Collateral for Securities Loaned - 5.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $10,662,151)	10,662,150 [d]	10,662,150
Total Investments (cost $164,067,740)	105.6%	190,478,068
Liabilities, Less Cash and Receivables	(5.6%)	(10,039,505)
Net Assets	100.0%	180,438,563

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At September 30, 2017, the value of the fund’s securities on loan was $25,372,103 and the value of the collateral held by the fund was $25,879,909, consisting of cash collateral of $10,662,150 and U.S. Government & Agency securities valued at $15,217,759.

[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Capital Goods	13.3
Software & Services	9.8
Technology Hardware & Equipment	7.3
Real Estate	7.3
Materials	7.2
Banks	6.7
Consumer Durables & Apparel	6.5
Money Market Investments	6.2
Insurance	6.2
Pharmaceuticals, Biotechnology & Life Sciences	5.7
Health Care Equipment & Services	4.8
Diversified Financials	3.9
Retailing	3.7
Utilities	3.2
Food, Beverage & Tobacco	3.1
Semiconductors & Semiconductor Equipment	3.0
Media	2.0
Consumer Services	1.7
Energy	1.6
Commercial & Professional Services	1.2
Household & Personal Products	.7
Automobiles & Components	.5
105.6

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, MidCap Stock Portfolio
September 30, 2017 (Unaudited)

The following is a summary of the inputs used as of September 30, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	179,308,706	-	-	179,308,706
Registered Investment
Companies	11,169,362	-	-	11,169,362

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2017, accumulated net unrealized appreciation on investments was $26,410,328, consisting of $30,368,061 gross unrealized appreciation and $3,957,733 gross unrealized depreciation.

At September 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio
September 30, 2017 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.0%
Automobiles & Components - 1.9%
American Axle & Manufacturing Holdings	57,985	[a]	1,019,376
Cooper-Standard Holdings	11,487	[a]	1,332,147
Dorman Products	21,959	[a,b]	1,572,704
Fox Factory Holding	28,744	[a,b]	1,238,866
Gentherm	26,291	[a,b]	976,711
LCI Industries	18,619	[b]	2,157,011
Motorcar Parts of America	15,495	[a,b]	456,483
Standard Motor Products	15,343		740,300
Superior Industries International	15,892		264,602
Winnebago Industries	19,949	[b]	892,718
			10,650,918
Banks - 9.2%
Ameris Bancorp	28,524		1,369,152
Banc of California	36,600	[b]	759,450
Bank Mutual	40,406		410,121
Banner	22,484		1,377,820
BofI Holding	37,777	[a,b]	1,075,511
Boston Private Financial Holdings	69,416		1,148,835
Brookline Bancorp	53,373		827,281
Central Pacific Financial	25,574		822,971
City Holding	11,305		812,943
Columbia Banking System	44,913		1,891,286
Community Bank System	35,899	[b]	1,983,420
Customers Bancorp	24,608	[a,b]	802,713
CVB Financial	78,237	[b]	1,890,988
Dime Community Bancshares	23,983		515,634
Fidelity Southern	11,586		273,893
First BanCorp	141,503	[a]	724,495
First Commonwealth Financial	71,867		1,015,481
First Financial Bancorp	49,734		1,300,544
First Financial Bankshares	50,056	[b]	2,262,531
First Midwest Bancorp	70,528		1,651,766
Glacier Bancorp	57,914	[b]	2,186,833
Great Western Bancorp	41,103		1,696,732

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Banks - 9.2% (continued)
Hanmi Financial	28,113		870,097
HomeStreet	16,866	[a]	455,382
Hope Bancorp	87,332		1,546,650
Independent Bank	20,758	[b]	1,549,585
LegacyTexas Financial Group	29,177		1,164,746
LendingTree	5,472	[a,b]	1,337,630
Meta Financial Group	5,361	[b]	420,302
National Bank Holdings, Cl. A	23,168		826,866
NBT Bancorp	32,730	[b]	1,201,846
Northfield Bancorp	40,619		704,740
Northwest Bancshares	69,829	[b]	1,205,947
OFG Bancorp	39,762		363,822
Old National Bancorp	100,949	[b]	1,847,367
Opus Bank	8,118	[a]	194,832
Oritani Financial	32,881		552,401
Provident Financial Services	40,346		1,076,028
S&T Bancorp	23,071	[b]	913,150
ServisFirst Bancshares	30,202	[b]	1,173,348
Simmons First National, Cl. A	21,763	[b]	1,260,078
Southside Bancshares	23,345	[b]	848,824
Tompkins Financial	10,433	[b]	898,699
TrustCo Bank	73,889		657,612
United Community Banks	50,109		1,430,111
Walker & Dunlop	21,649	[a]	1,132,892
Westamerica Bancorporation	18,802	[b]	1,119,471
			51,552,826
Capital Goods - 11.2%
AAON	29,791	[b]	1,027,045
AAR	22,521		850,843
Actuant, Cl. A	40,824	[b]	1,045,094
Aegion	22,030	[a]	512,858
Aerojet Rocketdyne Holdings	56,043	[a]	1,962,065
Aerovironment	15,071	[a,b]	815,643
Alamo Group	8,126	[b]	872,489
Albany International, Cl. A	19,593	[b]	1,124,638
American Woodmark	11,266	[a,b]	1,084,352
Apogee Enterprises	21,310		1,028,421
Applied Industrial Technologies	29,139		1,917,346
Astec Industries	15,077		844,463

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Capital Goods - 11.2% (continued)
Axon Enterprise	36,932	[a,b]	837,248
AZZ	18,933		922,037
Barnes Group	37,011	[b]	2,607,055
Briggs & Stratton	28,970		680,795
Chart Industries	24,107	[a,b]	945,718
CIRCOR International	11,283	[b]	614,134
Comfort Systems USA	29,354		1,047,938
Cubic	17,778		906,678
DXP Enterprises	11,135	[a]	350,641
Encore Wire	13,980	[b]	625,954
Engility Holdings	12,341	[a]	427,986
EnPro Industries	14,874	[b]	1,197,803
ESCO Technologies	17,189	[b]	1,030,481
Federal Signal	46,931		998,692
Franklin Electric	28,989		1,300,157
General Cable	37,624	[b]	709,212
Gibraltar Industries	24,251	[a]	755,419
Griffon	22,456		498,523
Harsco	61,207	[a]	1,279,226
Hillenbrand	48,376		1,879,408
Insteel Industries	12,523	[b]	326,976
John Bean Technologies	22,265	[b]	2,250,991
Kaman	18,458	[b]	1,029,587
Lindsay	7,198	[b]	661,496
Lydall	13,692	[a]	784,552
Mercury Systems	33,135	[a,b]	1,719,044
Moog, Cl. A	24,741	[a]	2,064,142
Mueller Industries	42,585		1,488,346
MYR Group	14,017	[a]	408,455
National Presto Industries	4,074	[b]	433,677
Orion Group Holdings	13,205	[a]	86,625
Patrick Industries	11,739	[a]	987,250
PGT Innovations	29,745	[a]	444,688
Powell Industries	6,957	[b]	208,640
Proto Labs	18,792	[a]	1,508,998
Quanex Building Products	31,665	[b]	726,712
Raven Industries	27,093	[b]	877,813
Simpson Manufacturing	29,671		1,455,066
SPX	31,793	[a]	932,807

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Capital Goods - 11.2% (continued)
SPX FLOW	30,071	[a]	1,159,538
Standex International	8,749		929,144
Tennant	13,085	[b]	866,227
The Greenbrier Companies	20,908	[b]	1,006,720
Titan International	33,293	[b]	337,924
Trex	22,242	[a,b]	2,003,337
Triumph Group	36,593	[b]	1,088,642
Universal Forest Products	15,535		1,524,916
Veritiv	6,222	[a]	202,215
Vicor	8,131	[a]	191,892
Wabash National	45,404	[b]	1,036,119
Watts Water Technologies, Cl. A	19,674		1,361,441
			62,804,342
Commercial & Professional Services - 5.1%
ABM Industries	38,696		1,614,010
Brady, Cl. A	38,018		1,442,783
Essendant	29,363		386,711
Exponent	17,517		1,294,506
FTI Consulting	30,268	[a]	1,073,909
Healthcare Services Group	51,465	[b]	2,777,566
Heidrick & Struggles International	15,834		334,889
Insperity	14,611		1,285,768
Interface	48,589		1,064,099
Kelly Services, Cl. A	24,434		613,049
Korn/Ferry International	40,512		1,597,388
LSC Communications	23,271		384,204
Matthews International, Cl. A	24,135		1,502,404
Mobile Mini	28,897		995,502
Multi-Color	9,241	[b]	757,300
Navigant Consulting	35,692	[a]	603,909
On Assignment	36,685	[a,b]	1,969,251
R.R. Donnelley & Sons Co.	50,747		522,694
Resources Connection	23,446		325,899
Team	17,910	[a,b]	239,099
Tetra Tech	41,523		1,932,896
TrueBlue	31,607	[a]	709,577
UniFirst	11,086	[b]	1,679,529
US Ecology	13,881		746,798
Viad	15,085		918,676

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Commercial & Professional Services - 5.1% (continued)
WageWorks	28,875	[a]	1,752,712
			28,525,128
Consumer Durables & Apparel - 3.9%
Callaway Golf	73,420		1,059,451
Cavco Industries	5,630	[a]	830,706
Crocs	56,695	[a]	549,941
Ethan Allen Interiors	20,598		667,375
Fossil Group	30,672	[a,b]	286,170
G-III Apparel Group	31,265	[a]	907,310
Iconix Brand Group	41,516	[a,b]	236,226
Installed Building Products	14,483	[a]	938,498
iRobot	20,586	[a,b]	1,586,357
La-Z-Boy	35,470		954,143
LGI Homes	11,976	[a,b]	581,674
M.D.C. Holdings	33,847		1,124,059
M/I Homes	19,688	[a]	526,260
Meritage Homes	25,768	[a]	1,144,099
Movado Group	12,012		336,336
Nautilus	24,151	[a,b]	408,152
Oxford Industries	12,638		803,019
Perry Ellis International	11,826	[a]	279,803
Steven Madden	40,518	[a,b]	1,754,429
Sturm Ruger & Co.	13,386		692,056
TopBuild	26,537	[a,b]	1,729,416
Unifi	9,901	[a]	352,773
Universal Electronics	8,629	[a]	547,079
Vera Bradley	19,358	[a]	170,544
Vista Outdoor	39,238	[a,b]	900,120
William Lyon Homes, Cl. A	17,036	[a,b]	391,658
Wolverine World Wide	71,074		2,050,485
			21,808,139
Consumer Services - 3.3%
American Public Education	10,067	[a]	211,910
Belmond, Cl. A	55,195	[a]	753,412
Biglari Holdings	752	[a,b]	250,634
BJ's Restaurants	14,592	[a]	444,326
Bob Evans Farms	13,732		1,064,367
Boyd Gaming	62,062		1,616,715
Capella Education	8,832		619,565

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Consumer Services - 3.3% (continued)
Career Education	51,594	[a]	536,062
Chuy's Holdings	9,720	[a]	204,606
Dave & Buster's Entertainment	32,172	[a]	1,688,387
DineEquity	12,356	[b]	531,061
El Pollo Loco Holdings	15,034	[a,b]	182,663
Fiesta Restaurant Group	21,024	[a,b]	399,456
Marcus	12,090		334,893
Marriott Vacations Worldwide	17,319	[b]	2,156,735
Monarch Casino & Resort	8,958	[a]	354,110
Penn National Gaming	61,005	[a]	1,426,907
Red Robin Gourmet Burgers	9,224	[a,b]	618,008
Regis	22,391	[a]	319,520
Ruby Tuesday	25,738	[a]	55,079
Ruth's Hospitality Group	25,023	[b]	524,232
Scientific Games, Cl. A	38,642	[a]	1,771,736
Shake Shack, Cl. A	11,681	[a,b]	388,160
Sonic	32,638	[b]	830,637
Strayer Education	7,765	[b]	677,652
Wingstop	20,762	[b]	690,336
			18,651,169
Diversified Financials - 3.7%
Apollo Commercial Real Estate Finance	69,354	[b,c]	1,256,001
ARMOUR Residential REIT	26,535	[b,c]	713,791
Capstead Mortgage	67,802	[b,c]	654,289
Donnelley Financial Solutions	23,529		507,285
Encore Capital Group	15,456	[a,b]	684,701
Enova International	28,254	[a]	380,016
Evercore Partners, Cl. A	29,850		2,395,462
EZCORP, Cl. A	34,772	[a]	330,334
Financial Engines	45,337		1,575,461
FirstCash	33,517		2,116,599
Green Dot, Cl. A	32,919	[a]	1,632,124
Greenhill & Co.	21,843	[b]	362,594
Interactive Brokers Group, Cl. A	50,141	[b]	2,258,351
INTL. FCStone	9,952	[a]	381,361
Investment Technology Group	21,005		465,051
Piper Jaffray	11,638		690,715
PRA Group	32,909	[a,b]	942,843
Virtus Investment Partners	4,939		573,171

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Diversified Financials - 3.7% (continued)
Waddell & Reed Financial, Cl. A	62,019	[b]	1,244,721
WisdomTree Investments	84,765	[b]	862,908
World Acceptance	4,531	[a,b]	375,575
			20,403,353
Energy - 3.3%
Archrock	53,614		672,856
Atwood Oceanics	61,121	[a,b]	573,926
Bill Barrett	57,972	[a,b]	248,700
Bristow Group	24,254	[b]	226,775
CARBO Ceramics	17,978	[a,b]	155,150
Carrizo Oil & Gas	55,469	[a,b]	950,184
Cloud Peak Energy	53,169	[a]	194,599
Contango Oil & Gas	25,529	[a]	128,411
Denbury Resources	328,930	[a]	440,766
Era Group	14,812	[a]	165,746
Exterran	23,781	[a]	751,717
Geospace Technologies	11,124	[a]	198,230
Green Plains	29,023		584,813
Gulf Island Fabrication	9,026		114,630
Helix Energy Solutions Group	104,697	[a,b]	773,711
Matrix Service	19,739	[a]	300,033
McDermott International	207,675	[a]	1,509,797
Newpark Resources	58,840	[a]	588,400
Noble	179,926[a,b,c]		827,660
Oil States International	37,140	[a]	941,499
PDC Energy	47,421	[a]	2,325,052
Pioneer Energy Services	56,043	[a]	142,910
REX American Resources	4,961	[a,b]	465,491
SEACOR Holdings	11,347	[a,b]	523,210
SRC Energy	140,289	[a,b]	1,356,595
Tesco	34,444	[a]	187,720
TETRA Technologies	81,691	[a]	233,636
Unit	38,732	[a,b]	797,105
US Silica Holdings	57,906	[b]	1,799,139
			18,178,461
Food & Staples Retailing - .4%
Andersons	18,136		621,158
SpartanNash	27,857		734,589

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Food & Staples Retailing - .4% (continued)
SUPERVALU	29,290	[a]	637,057
			1,992,804
Food, Beverage & Tobacco - 1.6%
B&G Foods	45,078	[b]	1,435,734
Calavo Growers	12,626	[b]	924,223
Cal-Maine Foods	19,414	[a,b]	797,915
Coca-Cola Bottling Co. Consolidated	3,215		693,636
Darling Ingredients	121,795	[a]	2,133,848
J&J Snack Foods	10,538		1,383,639
John B. Sanfilippo & Son	6,388		429,976
Seneca Foods, Cl. A	3,166	[a]	109,227
Universal	19,692		1,128,352
			9,036,550
Health Care Equipment & Services - 8.4%
Abaxis	16,834		751,638
Aceto	21,592		242,478
Almost Family	8,542	[a]	458,705
Amedisys	19,779	[a]	1,106,833
AMN Healthcare Services	35,733	[a,b]	1,632,998
Analogic	9,725		814,469
AngioDynamics	31,443	[a]	537,362
Anika Therapeutics	9,875	[a]	572,750
BioTelemetry	22,486	[a,b]	742,038
Cantel Medical	26,738		2,517,917
Chemed	12,141	[b]	2,453,089
Community Health Systems	86,650	[a,b]	665,472
Computer Programs & Systems	8,658		255,844
CONMED	16,592	[b]	870,582
CorVel	7,586	[a]	412,678
Cross Country Healthcare	22,752	[a,b]	323,761
CryoLife	22,537	[a]	511,590
Diplomat Pharmacy	33,774	[a]	699,460
Ensign Group	29,538		667,263
Haemonetics	40,024	[a,b]	1,795,877
HealthEquity	36,969	[a,b]	1,869,892
HealthStream	18,166	[a]	424,539
Heska	4,586	[a,b]	403,981
HMS Holdings	63,965	[a]	1,270,345
ICU Medical	10,543	[a,b]	1,959,417

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Health Care Equipment & Services - 8.4% (continued)
Inogen	12,894	[a,b]	1,226,219
Integer Holdings	20,997	[a]	1,073,997
Integra LifeSciences Holdings	45,040	[a,b]	2,273,619
Invacare	23,155	[b]	364,691
Kindred Healthcare	59,570	[b]	405,076
Landauer	7,625	[b]	513,163
Lantheus Holdings	23,406	[a]	416,627
LeMaitre Vascular	10,560	[b]	395,155
LHC Group	11,843	[a]	839,906
Magellan Health	16,707	[a]	1,441,814
Meridian Bioscience	32,538		465,293
Merit Medical Systems	35,142	[a,b]	1,488,264
Natus Medical	25,015	[a,b]	938,062
Neogen	27,874	[a]	2,159,120
Omnicell	26,913	[a]	1,373,909
OraSure Technologies	41,094	[a]	924,615
Orthofix International	12,932	[a]	611,037
PharMerica	22,121	[a]	648,145
Providence Service	7,760	[a]	419,661
Quality Systems	38,858	[a]	611,236
Quorum Health	26,493	[a]	137,234
Select Medical Holdings	78,106	[a]	1,499,635
Surmodics	9,494	[a]	294,314
Tivity Health	26,585	[a]	1,084,668
U.S. Physical Therapy	8,450		519,252
Varex Imaging	27,297		923,730
			47,009,420
Household & Personal Products - .6%
Central Garden & Pet	9,912	[a,b]	384,982
Central Garden & Pet, Cl. A	24,380	[a]	906,692
Inter Parfums	12,560	[b]	518,100
Medifast	9,149		543,176
WD-40	10,563	[b]	1,182,000
			3,534,950
Insurance - 3.1%
American Equity Investment Life Holding	65,711		1,910,876
AMERISAFE	14,542	[b]	846,344
eHealth	11,701	[a]	279,537
Employers Holdings	24,714	[b]	1,123,251

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Insurance - 3.1% (continued)
HCI Group	7,204	[b]	275,553
Horace Mann Educators	27,091		1,066,031
Infinity Property & Casualty	7,636		719,311
Maiden Holdings	57,091		453,873
Navigators Group	14,610		852,493
ProAssurance	40,157		2,194,580
RLI	26,971		1,547,057
Safety Insurance Group	11,955		912,166
Selective Insurance Group	42,073		2,265,631
Stewart Information Services	17,811		672,543
Third Point Reinsurance	49,780	[a]	776,568
United Fire Group	13,444		616,004
United Insurance Holdings	12,380		201,794
Universal Insurance Holdings	25,566		588,018
			17,301,630
Materials - 5.3%
A. Schulman	22,470		767,350
AdvanSix	23,101		918,265
AK Steel Holding	235,018	[a,b]	1,313,751
American Vanguard	22,437		513,807
Balchem	22,488		1,828,050
Boise Cascade	27,691	[a]	966,416
Calgon Carbon	37,249	[b]	797,129
Century Aluminum	35,139	[a,b]	582,605
Clearwater Paper	12,329	[a]	607,203
Deltic Timber	8,504	[b]	752,009
Flotek Industries	31,941	[a,b]	148,526
FutureFuel	20,611		324,417
H.B. Fuller	38,369	[b]	2,227,704
Hawkins	6,957		283,846
Haynes International	9,379	[b]	336,800
Ingevity	31,431	[a]	1,963,495
Innophos Holdings	15,930		783,597
Innospec	17,320		1,067,778
Kaiser Aluminum	13,028		1,343,708
KapStone Paper and Packaging	65,944		1,417,137
Koppers Holdings	15,946	[a]	735,908
Kraton	20,815	[a]	841,759
LSB Industries	14,961	[a,b]	118,790

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Materials - 5.3% (continued)
Materion	16,096		694,542
Myers Industries	16,620		348,189
Neenah Paper	12,279	[b]	1,050,468
Olympic Steel	7,105		156,310
P.H. Glatfelter	27,153		528,126
Quaker Chemical	9,347	[b]	1,382,889
Rayonier Advanced Materials	30,716	[b]	420,809
Schweitzer-Mauduit International	22,624		937,991
Stepan	14,241		1,191,402
SunCoke Energy	46,193	[a,b]	422,204
TimkenSteel	31,589	[a,b]	521,218
Tredegar	17,737		319,266
US Concrete	10,751	[a,b]	820,301
			29,433,765
Media - .8%
E.W. Scripps, Cl. A	42,189	[a,b]	806,232
Gannett Company	85,985	[b]	773,865
New Media Investment Group	34,967	[b]	517,162
Scholastic	20,403		758,992
Time	72,535	[b]	979,222
World Wrestling Entertainment, Cl. A	25,583	[b]	602,480
			4,437,953
Pharmaceuticals, Biotechnology & Life Sciences - 4.4%
Acorda Therapeutics	35,118	[a,b]	830,541
AMAG Pharmaceuticals	26,915	[a]	496,582
Amphastar Pharmaceuticals	29,551	[a,b]	528,076
ANI Pharmaceuticals	6,181	[a,b]	324,441
Cambrex	24,309	[a,b]	1,336,995
Cytokinetics	37,652	[a]	545,954
Depomed	46,456	[a,b]	268,980
Eagle Pharmaceuticals	6,291	[a,b]	375,195
Emergent BioSolutions	26,642	[a,b]	1,077,669
Enanta Pharmaceuticals	10,507	[a,b]	491,728
Impax Laboratories	52,631	[a,b]	1,068,409
Innoviva	59,097	[a]	834,450
Lannett	22,289	[a,b]	411,232
Ligand Pharmaceuticals	15,011	[a,b]	2,043,748
Luminex	32,306		656,781
Medicines	47,552	[a,b]	1,761,326

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 4.4% (continued)
MiMedx Group	81,458	[a,b]	967,721
Momenta Pharmaceuticals	54,557	[a,b]	1,009,304
Myriad Genetics	50,084	[a,b]	1,812,039
Nektar Therapeutics	113,694	[a,b]	2,728,656
Phibro Animal Health, Cl. A	15,461		572,830
Progenics Pharmaceuticals	51,155	[a,b]	376,501
Repligen	25,791	[a,b]	988,311
SciClone Pharmaceuticals	42,457	[a]	475,518
Spectrum Pharmaceuticals	52,059	[a]	732,470
Sucampo Pharmaceuticals, Cl. A	18,058	[a,b]	213,084
Supernus Pharmaceuticals	37,824	[a,b]	1,512,960
			24,441,501
Real Estate - 6.1%
Acadia Realty Trust	62,268	[b,c]	1,782,110
Agree Realty	19,407	[c]	952,496
American Assets Trust	29,405	[c]	1,169,437
Armada Hoffler Properties	25,531	[b,c]	352,583
CareTrust	55,881	[b,c]	1,063,974
CBL & Associates Properties	126,286	[b,c]	1,059,540
Cedar Realty Trust	39,978	[c]	224,676
Chatham Lodging Trust	28,159	[c]	600,350
Chesapeake Lodging Trust	47,132	[c]	1,271,150
DiamondRock Hospitality	149,386	[c]	1,635,777
EastGroup Properties	25,284	[b,c]	2,228,026
Forestar Group	28,023[a,b,c]		481,996
Four Corners Property Trust	42,195	[c]	1,051,499
Franklin Street Properties	69,483	[c]	737,909
Getty Realty	26,902	[c]	769,666
Government Properties Income Trust	72,217	[b,c]	1,355,513
Hersha Hospitality Trust	30,606	[c]	571,414
HFF, Cl. A	27,388		1,083,469
Independence Realty Trust	52,451	[c]	533,427
Kite Realty Group Trust	56,056	[b,c]	1,135,134
Lexington Realty Trust	165,239	[c]	1,688,743
LTC Properties	30,591	[b,c]	1,437,165
National Storage Affiliates Trust	32,532	[b,c]	788,576
Parkway	26,892	[c]	619,323
Pennsylvania Real Estate Investment Trust	50,427	[b,c]	528,979
PS Business Parks	15,083	[c]	2,013,580

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Real Estate - 6.1% (continued)
Ramco-Gershenson Properties Trust	58,473	[c]	760,734
RE/MAX Holdings, Cl. A	12,851	[b]	816,681
Retail Opportunity Investments	83,312	[c]	1,583,761
Saul Centers	9,092	[c]	562,886
Summit Hotel Properties	82,091	[c]	1,312,635
Universal Health Realty Income Trust	9,999	[c]	754,825
Urstadt Biddle Properties, Cl. A	24,912	[c]	540,590
Whitestone REIT	27,780	[b,c]	362,529
			33,831,153
Retailing - 5.2%
Abercrombie & Fitch, Cl. A	47,345	[b]	683,662
Asbury Automotive Group	14,197	[a,b]	867,437
Ascena Retail Group	126,393	[a]	309,663
Barnes & Noble	46,519		353,544
Barnes & Noble Education	24,869	[a]	161,897
Big 5 Sporting Goods	17,923	[b]	137,111
Buckle	23,265	[b]	392,015
Caleres	31,890	[b]	973,283
Cato, Cl. A	19,471		257,601
Chico's FAS	95,274		852,702
Core-Mark Holding	31,620	[b]	1,016,267
DSW, Cl. A	52,076	[b]	1,118,592
Express	59,864	[a]	404,681
Finish Line, Cl. A	29,233	[b]	351,673
Five Below	40,835	[a,b]	2,241,025
Francesca's Holdings	26,996	[a,b]	198,691
Fred's, Cl. A	20,037	[b]	129,038
FTD Companies	13,197	[a]	172,089
Genesco	13,106	[a]	348,620
Group 1 Automotive	14,352	[b]	1,039,946
Guess?	40,433	[b]	688,574
Haverty Furnitures	14,386		376,194
Hibbett Sports	13,391	[a,b]	190,822
J.C. Penney	225,834	[a,b]	860,428
Kirkland's	12,767	[a]	145,927
Lithia Motors, Cl. A	17,594	[b]	2,116,734
Lumber Liquidators Holdings	20,074	[a,b]	782,485
MarineMax	17,933	[a]	296,791
Monro Muffler Brake	22,741	[b]	1,274,633

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Retailing - 5.2% (continued)
Nutrisystem	21,832	[b]	1,220,409
Ollie's Bargain Outlet Holdings	33,814	[a,b]	1,568,970
PetMed Express	15,029	[b]	498,211
Rent-A-Center	40,039	[b]	459,648
RH	14,084	[a,b]	990,387
Select Comfort	30,120	[a,b]	935,226
Shoe Carnival	11,272		252,267
Shutterfly	24,811	[a,b]	1,202,837
Sonic Automotive, Cl. A	16,855	[b]	343,842
Tailored Brands	37,520	[b]	541,789
The Children's Place	13,393	[b]	1,582,383
Tile Shop Holdings	26,656	[b]	338,531
Vitamin Shoppe	17,196	[a]	91,999
Zumiez	8,636	[a,b]	156,312
			28,924,936
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Energy Industries	30,040	[a]	2,426,030
Brooks Automation	52,438		1,592,018
Cabot Microelectronics	18,590		1,485,899
CEVA	15,357	[a]	657,280
Cohu	21,230		506,123
Diodes	29,166	[a]	872,938
DSP Group	21,972	[a]	285,636
Kopin	29,661	[a,b]	123,686
Kulicke & Soffa Industries	54,946	[a]	1,185,185
MaxLinear	42,786	[a,b]	1,016,167
MKS Instruments	40,356		3,811,624
Nanometrics	19,494	[a]	561,427
Power Integrations	21,516	[b]	1,574,971
Rambus	78,208	[a]	1,044,077
Rudolph Technologies	24,135	[a]	634,750
Semtech	49,473	[a]	1,857,711
SolarEdge Technologies	26,639	[a]	760,543
Veeco Instruments	33,731	[a,b]	721,843
Xperi	35,299		893,065
			22,010,973
Software & Services - 4.8%
8x8	62,791	[a,b]	847,678
Agilysys	7,915	[a]	94,584

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Software & Services - 4.8% (continued)
Barracuda Networks	29,051	[a]	703,906
Blucora	32,477	[a,b]	821,668
Bottomline Technologies	28,203	[a]	897,701
CACI International, Cl. A	17,710	[a]	2,467,888
Cardtronics, Cl. A	34,032	[a,b]	783,076
CSG Systems International	24,181		969,658
DHI Group	39,509	[a]	102,723
Ebix	15,754	[b]	1,027,948
ExlService Holdings	26,351	[a]	1,536,790
Forrester Research	6,829		285,794
Gigamon	26,902	[a]	1,133,919
Liquidity Services	15,009	[a]	88,553
LivePerson	38,041	[a]	515,456
ManTech International, Cl. A	19,696		869,578
MicroStrategy, Cl. A	6,988	[a]	892,437
Monotype Imaging Holdings	25,242		485,909
NIC	50,644		868,545
Perficient	31,543	[a]	620,451
Progress Software	38,343		1,463,552
Qualys	23,049	[a,b]	1,193,938
QuinStreet	26,137	[a]	192,107
Shutterstock	13,254	[a,b]	441,226
SPS Commerce	11,997	[a]	680,350
Stamps.com	11,715	[a,b]	2,374,045
Sykes Enterprises	31,449	[a]	917,053
Synchronoss Technologies	30,438	[a]	283,987
TeleTech Holdings	11,484	[b]	479,457
TiVo	85,488		1,696,937
VASCO Data Security International	17,060	[a]	205,573
Virtusa	19,305	[a,b]	729,343
XO Group	20,522	[a]	403,668
			27,075,498
Technology Hardware & Equipment - 6.5%
ADTRAN	33,603		806,472
Anixter International	22,064	[a]	1,875,440
Applied Optoelectronics	14,051	[a,b]	908,678
Badger Meter	22,180	[b]	1,086,820
Bel Fuse, Cl. B	7,659		238,961
Benchmark Electronics	39,041	[a]	1,333,250

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Technology Hardware & Equipment - 6.5% (continued)
Black Box	14,232		46,254
CalAmp	24,320	[a,b]	565,440
Comtech Telecommunications	15,631		320,904
Control4	13,347	[a,b]	393,203
Cray	26,405	[a,b]	513,577
CTS	20,943	[b]	504,726
Daktronics	32,023		338,483
Digi International	23,679	[a]	250,997
Electro Scientific Industries	21,328	[a,b]	296,886
Electronics For Imaging	34,534	[a,b]	1,473,911
ePlus	9,838	[a]	909,523
Fabrinet	26,475	[a,b]	981,163
FARO Technologies	12,944	[a,b]	495,108
Harmonic	45,336	[a,b]	138,275
II-VI	38,823	[a]	1,597,566
Insight Enterprises	23,766	[a]	1,091,335
Itron	25,782	[a]	1,996,816
KEMET	35,637	[a]	753,010
Lumentum Holdings	44,607	[a,b]	2,424,390
Methode Electronics	29,082		1,231,623
MTS Systems	10,694	[b]	571,594
NETGEAR	24,063	[a,b]	1,145,399
Oclaro	119,931	[a,b]	1,035,005
OSI Systems	11,661	[a]	1,065,466
Park Electrochemical	15,181	[b]	280,849
Plexus	25,269	[a]	1,417,086
Rogers	14,036	[a]	1,870,718
Sanmina	55,870	[a]	2,075,570
ScanSource	20,975	[a]	915,559
Super Micro Computer	23,543	[a,b]	520,300
TTM Technologies	69,119	[a,b]	1,062,359
Viavi Solutions	172,456	[a]	1,631,434
			36,164,150
Telecommunication Services - 1.2%
ATN International	8,208	[b]	432,562
Cincinnati Bell	29,510	[a]	585,773
Cogent Communications Holdings	31,574	[b]	1,543,969
Consolidated Communications Holdings	48,760		930,341
General Communication, Cl. A	18,218	[a]	743,112

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Telecommunication Services - 1.2% (continued)
Iridium Communications	62,281	[a,b]	641,494
Lumos Networks	18,825	[a,b]	337,344
Spok Holdings	14,757	[b]	226,520
Vonage Holdings	142,850	[a,b]	1,162,799
			6,603,914
Transportation - 2.3%
Allegiant Travel	8,913	[b]	1,173,842
ArcBest	17,767		594,306
Atlas Air Worldwide Holdings	18,999	[a]	1,250,134
Echo Global Logistics	17,775	[a]	335,059
Forward Air	24,427		1,397,957
Hawaiian Holdings	40,396	[a,b]	1,516,870
Heartland Express	36,189		907,620
Hub Group, Cl. A	24,977	[a]	1,072,762
Marten Transport	29,690		610,129
Matson	27,533		775,880
Roadrunner Transportation Systems	28,273	[a]	269,442
Saia	17,420	[a]	1,091,363
SkyWest	37,904	[b]	1,663,986
			12,659,350
Utilities - 2.8%
ALLETE	37,743		2,917,156
American States Water	24,854	[b]	1,224,059
Avista	48,412		2,506,289
California Water Service Group	32,952		1,257,119
El Paso Electric	31,649		1,748,607
Northwest Natural Gas	19,092	[b]	1,229,525
South Jersey Industries	59,017		2,037,857
Spire	35,498		2,649,926
			15,570,538
Total Common Stocks (cost $398,362,591)			552,603,421
	Principal
Description	Amount ($)		Value ($)
Short-Term Investments - .0%
U.S. Treasury Bills
1.06%, 12/7/17
(cost $239,525)	240,000	[d]	239,569

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Other Investment - 1.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $6,646,400)	6,646,400 [e]	6,646,400
Description
Investment of Cash Collateral for Securities Loaned - 10.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $55,695,595)	55,695,595 [e]	55,695,595
Total Investments (cost $460,944,111)	110.2%	615,184,985
Liabilities, Less Cash and Receivables	(10.2%)	(57,002,154)
Net Assets	100.0%	558,182,831

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At September 30, 2017, the value of the fund’s securities on loan was $178,651,022 and the value of the collateral held by the fund was $184,512,082, consisting of cash collateral of $55,695,595 and U.S. Government & Agency securities valued at $128,816,487.

[c]	Investment in real estate investment trust.
[d]	Held by or on behalf of a counterparty for open futures contracts.
[e]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Capital Goods	11.2
Short-Term/Money Market Investments	11.2
Banks	9.2
Health Care Equipment & Services	8.4
Technology Hardware & Equipment	6.5
Real Estate	6.1
Materials	5.3
Retailing	5.2
Commercial & Professional Services	5.1
Software & Services	4.8
Pharmaceuticals, Biotechnology & Life Sciences	4.4
Semiconductors & Semiconductor Equipment	3.9
Consumer Durables & Apparel	3.9
Diversified Financials	3.7
Consumer Services	3.3
Energy	3.3
Insurance	3.1
Utilities	2.8
Transportation	2.3
Automobiles & Components	1.9
Food, Beverage & Tobacco	1.6
Telecommunication Services	1.2
Media	.8
Household & Personal Products	.6
Food & Staples Retailing	.4
110.2

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio
September 30, 2017 (Unaudited)

The following is a summary of the inputs used as of September 30, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	548,079,433	-	-	548,079,433
Equity Securities—
Foreign Common
Stocks†	4,523,988	-	-	4,523,988
Registered Investment
Companies	62,341,995	-	-	62,341,995
U.S. Treasury	-	239,569	-	239,569
Other Financial
Instruments:
Futures††	288,220	-	-	288,220

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

STATEMENT OF FINANCIAL FUTURES
Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio
September 30, 2017 (Unaudited)

	Number of	Notional		Unrealized
Description	Contracts Expiration	Value	Value ($)	Appreciation ($)
Futures Long
Russell 2000 Mini	95 12/2017	6,803,530	7,091,750	288,220
Gross Unrealized Appreciation				288,220

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash,

NOTES

which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at September 30, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At September 30, 2017, accumulated net unrealized appreciation on investments was $154,240,874, consisting of $177,149,867 gross unrealized appreciation and $22,908,993 gross unrealized depreciation.

At September 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Technology Growth Portfolio
September 30, 2017 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.3%
Application Software - 9.9%
Adobe Systems	98,844	[a]	14,745,548
HubSpot	56,542	[a]	4,752,355
salesforce.com	166,192	[a]	15,525,657
Splunk	136,248	[a,b]	9,050,955
			44,074,515
Automobile Manufacturers - 3.5%
Byd, Cl. H	503,500		4,669,796
Tesla	31,786	[a,b]	10,842,205
			15,512,001
Communications Equipment - 4.4%
Arista Networks	32,849	[a,b]	6,228,499
Cisco Systems	403,791		13,579,491
			19,807,990
Data Processing & Outsourced Services - 9.0%
First Data, Cl. A	461,229	[a]	8,320,571
PayPal Holdings	137,133	[a]	8,780,626
Square, Cl. A	204,865	[a]	5,902,161
Visa, Cl. A	160,673	[b]	16,909,226
			39,912,584
Electronic Components - 4.8%
Amphenol, Cl. A	102,765		8,698,030
Corning	420,459		12,580,133
			21,278,163
Exchange-Traded Funds - 1.2%
Technology Select Sector SPDR Fund	93,487		5,525,082
Home Entertainment Software - 2.0%
Activision Blizzard	139,382		8,991,533
Internet & Direct Marketing Retail - 11.2%
Amazon.com	20,466	[a]	19,674,989
Netflix	84,247	[a]	15,278,193
Priceline Group	8,040	[a]	14,719,793
			49,672,975
Internet Software & Services - 16.6%
Alphabet, Cl. A	6,739	[a]	6,561,899

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Internet Software & Services - 16.6% (continued)
Alphabet, Cl. C	20,170	[a]	19,345,249
eBay	291,697	[a]	11,218,667
Facebook, Cl. A	113,071	[a]	19,320,442
Tencent Holdings	294,400		12,670,551
Twilio, Cl. A	151,130	[a,b]	4,511,230
			73,628,038
Semiconductor Equipment - 6.2%
Applied Materials	262,468		13,671,958
Lam Research	76,436		14,143,717
			27,815,675
Semiconductors - 11.4%
Broadcom	68,566		16,629,998
Microchip Technology	104,955	[b]	9,422,860
NVIDIA	71,121		12,714,301
Texas Instruments	133,884		12,001,362
			50,768,521
Systems Software - 12.5%
Microsoft	359,631		26,788,913
Oracle	337,641		16,324,942
ServiceNow	105,406	[a]	12,388,367
			55,502,222
Technology Hardware Storage & Peripherals - 5.6%
Apple	161,172		24,839,829
Total Common Stocks (cost $292,342,352)			437,329,128
Description
Other Investment - 1.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $7,676,264)	7,676,264	[c]	7,676,264
Description
Investment of Cash Collateral for Securities Loaned - 5.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $24,610,174)	24,610,174	[c]	24,610,174

Total Investments (cost $324,628,790)	105.6%	469,615,566
Liabilities, Less Cash and Receivables	(5.6%)	(24,840,115)
Net Assets	100.0%	444,775,451

SPDR—Standard & Poor's Depository Receipt

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At September 30, 2017, the value of the fund’s securities on loan was $39,216,787 and the value of the collateral held by the fund was $39,792,644, consisting of cash collateral of $24,610,174 and U.S. Government & Agency securities valued at $15,182,470.

[c]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Internet Software & Services	16.6
Systems Software	12.5
Semiconductors	11.4
Internet & Direct Marketing Retail	11.2
Application Software	9.9
Data Processing & Outsourced Services	9.0
Money Market Investments	7.3
Semiconductor Equipment	6.2
Technology Hardware Storage & Peripherals	5.6
Electronic Components	4.8
Communications Equipment	4.4
Automobile Manufacturers	3.5
Home Entertainment Software	2.0
Exchange-Traded Funds	1.2
105.6

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Technology Growth Portfolio
September 30, 2017 (Unaudited)

The following is a summary of the inputs used as of September 30, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	397,833,701	-	-	397,833,701
Equity Securities—
Foreign Common
Stocks†	33,970,345	-	-	33,970,345
Exchange-Traded Funds	5,525,082	-	-	5,525,082
Registered Investment
Companies	32,286,438	-	-	32,286,438

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2017, accumulated net unrealized appreciation on investments was $144,986,776, consisting of $145,634,541 gross unrealized appreciation and $647,765 gross unrealized depreciation.

At September 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Portfolios

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 16, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)